Other Payables and Accruals	12 Months Ended
Dec. 31, 2018
Other Payables and Accruals [Abstract]
Other Payables and Accruals [Text Block]
8.	Other Payables and Accruals

Other payables and accruals consist of the following:

	December 31,	December 31,
	2017	2018
	HK$	HK$

Accrued salaries, wages and bonus	40	40
Accrued audit and professional fees	951	986
Accrued sundries expenses	15	-
Other payables	3,425	3,426
	4,431	4,452